Capitalized Commission Assets (Details) - Schedule of capitalized commission assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule of capitalized commission assets [Abstract]
Cost	R 537,367	R 413,240
Accumulated amortization	(250,313)	(181,703)
Carrying value	R 287,054	R 231,537